CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Lease standard adoption	Common Stock		Common Stock Affiliated Entity	[2]	Additional Paid-in- Capital	Accumulated Deficit	Accumulated Deficit Lease standard adoption
Beginning balance (in shares) at Dec. 31, 2020				17,660,258
Beginning balance at Dec. 31, 2020		$ 9,526		$ 2				$ 16,999	$ (7,475)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation (in shares)				67,535
Stock-based compensation		595						595
Exercise of stock options (in shares)				94,553
Exercise of stock options		38						38
Issue of common stock (in shares)				39,762
Issue of common stock		50						50
Net loss		$ (5,750)							(5,750)
Ending balance (in shares) at Dec. 31, 2021		17,862,108		17,862,108
Ending balance at Dec. 31, 2021		$ 4,459	$ (31)	$ 2				17,682	(13,225)	$ (31)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update		Accounting Standards Update 2016-02
Ending balance (in shares) at Jun. 14, 2022		25,290,270
Beginning balance (in shares) at Dec. 31, 2021		17,862,108		17,862,108
Beginning balance at Dec. 31, 2021		$ 4,459	$ (31)	$ 2				17,682	(13,225)	$ (31)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		1,226						1,226
Exercise of stock options (in shares)				475,421
Exercise of stock options		140						140
Recapitalization (in shares)				7,093,744
Recapitalization		3,454		$ 1				3,453
Issue of common stock (in shares)				351,245	[1]	877,193
Issue of common stock	[1]	200						200
Net loss		$ (13,076)
Ending balance (in shares) at Dec. 31, 2022		26,659,711		26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)		$ 3				22,701	(26,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		135,090
Ending balance (in shares) at Dec. 31, 2022		26,659,711		26,659,711
Ending balance at Dec. 31, 2022		$ (3,628)		$ 3				$ 22,701	$ (26,332)

[1]	During the year ended December 31, 2022 the Company issued 351,245 shares as repayment on the L1 Notes payable
[2]	During the year ended December 31, 2022 the Company issued 877,193 shares to satisfy a $1.5 million commitment fee for the Cantor Equity Facility